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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

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1.  Name and address of issuer:

        ACACIA NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT I
         7315 Wisconsin Avenue
         Bethesda, MD 20814

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2. Name of each  series or class of funds for which this notice is filed (If the
Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

         Flexible Premium Variable Life Insurance Policies
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3.  Investment Company Act File Number:    811-08998

      Securities Act File Number:    333-90208

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4. Last day of fiscal year for which this notice is filed: 12-31-98

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4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calender days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ]  Check box if this is the last time the  issuer  will be filing  this form.

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5. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the       $21,315,099
            fiscal year in reliance on rule 24f-2 (from Item 10):

      (ii) Aggregate price of securities redeemed or repurchased $6,706,630 Redeemed or repurchased during the fiscal year:

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
            Commission:                                               $    0

      (iv)  Total available redemption credits [add Items
            5(ii) and 5(iii):                                         $6,706,630

       (v)  Net sales - If Item 5(i) is greater  than Item 5(iv) [subtract  Item
            5(iv) from Item 5(i)] applicable):                       $14,608,469

      (vi)  Redemption  credits  available for use in future years $(         )
            --If Item 5(i) is less than Item 5(iv) [subtract Item 5
           (iv) from item 5(i)]:

     (vii)  Multiplier  for  determining   registration   fee         x  .000278
           (See Instruction C.9):

      (viii) Registration fee due [multiplied Item 5(v) by Item
              5(vii) (enter "0" if no fee is due.                     = $4061.15

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6.     Prepaid Shares

     If the response to Item 5(i)was determined by deductingan amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (numbers of shares or other units) deducted here:___________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:__________________.

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7.  Interest  due - if this Form is bveing filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

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8.    Total of the  amount of the  registration  fee due plus any  interest  due
      [line5(viii)plus line 7]:
                                                                      = $4061.15

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9.  Date  the  Registration  fee  and  any  interest  payment  was  sent  to the
Commissioner's lockbox depository:

          Method of Delivery:

                            [X] Wire Transfer

                            [ ] Mail or other means

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                                                            SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*         /s/ Ellen Jane Abromson
                                       -------------------------
                                       Ellen Jane Abromson
                                       2nd Vice President and Associate Counsel

     Date         March 31, 1999

*Please print the name and title of the signing officer below the signature.

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